Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Summary of Identifiable Assets Acquired and Liabilities Assumed in Connection with Acquisition	A summary of identifiable assets acquired and liabilities assumed in connection with the acquisition is as follows:

RMB
Purchase consideration:
Cash	91,126,055
Fair value of 9,360,000 ordinary shares	76,868,663
167,994,718

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash	36,785,802
Prepaid expenses and other current assets	26,333,563
Long-term investments	157,850
Property and equipment, net	8,505,683
Intangible assets
Trademark	79,000,000
Non-compete arrangements	56,000,000
Order backlogs	4,000,000
Other non-current assets	881,926
Right-of-use assets	32,089,416
Deferred revenues	(163,400,000)
Short-term loan	(13,991,000)
Lease liabilities-current	(18,728,346)
Deferred income tax liabilities	(45,659,880)
Accrued expense and other payables	(14,326,672)
Other non-current liabilities	(13,361,070)
Total identifiable assets acquired and liabilities assumed	(25,712,728)
Fair value of non-redeemable non-controlling interests in Huanqiuyimeng	(6,771,349)
Goodwill	200,478,795

Summarized Unaudited Pro Forma Results of Operations

The following summarized unaudited pro forma results of operations for the years ended December 31, 2018 and 2019 assuming that the acquisition of Huanqiuyimeng occurred as of January 1, 2018. The unaudited pro forma financial information is supplemental information only and is not necessarily indicative of the results of operations which actually would have been had the acquisitions occurred as of January 1, 2018, nor is it indicative of future operating results.

	For the years ended December 31,
	2018	2019
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma net revenues	105,071,457	201,416,606
Pro forma net income (loss) attributable to ATA Creativity Global	757,139,789	(174,265,822)